Note 1: Basis of Presentation: Note 1: Basis of Presentation (Policies)	3 Months Ended
Jun. 30, 2012
Note 1: Basis of Presentation:
Note 1: Basis of Presentation

NOTE 1: BASIS OF PRESENTATION

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions of Regulation S-B. They do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information included in the Company's Report on Form 10-K for the year ended December 31, 2011. In the opinion of Management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.